CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Unallocated Common Shares Held By ESOP [Member]	Unearned Restricted Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2013	$ 152,842	$ 128	$ 125,277	$ (4,608)	$ (1,751)	$ 34,644	$ (848)
Balance (in shares) at Dec. 31, 2013		12,798,461
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	5,354					4,411	943
Cash dividends declared	(1,475)					(1,475)
Equity incentive plan compensation	746		307		439
Allocation of ESOP shares	552		72	480
Tax benefit from share-based compensation	$ 4		4
Stock Options exercised, shares	52,406	52,406
Stock options exercised	$ 557	$ 0	557			0
Common shares repurchased, Shares		(74,441)
Common shares repurchased	(841)	$ 0	(758)			(83)
Balance at Dec. 31, 2014	157,739	$ 128	125,459	(4,128)	(1,312)	37,497	95
Balance (in shares) at Dec. 31, 2014		12,776,426
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	4,063					4,348	(285)
Cash dividends declared	(1,914)					(1,914)
Restricted shares activity	0		(29)		(29)	0
Equity incentive plan compensation	860		334		526
Allocation of ESOP shares	582		102	480
Tax benefit from share-based compensation	$ 15		15
Stock Options exercised, shares	298,146	298,146
Stock options exercised	$ 3,278	$ 3	3,275			0
Common shares repurchased, Shares		(855,754)
Common shares repurchased	(10,293)	$ (9)	(4,217)			(6,067)
Balance at Dec. 31, 2015	154,330	$ 122	124,997	(3,648)	(815)	33,864	(190)
Balance (in shares) at Dec. 31, 2015		12,218,818
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	10,819					11,310	(491)
Cash dividends declared	(1,889)					(1,889)
Equity incentive plan compensation	882		408		474
Allocation of ESOP shares	668		188	480
Tax benefit from share-based compensation	$ 28		28
Stock Options exercised, shares	7,892	7,892
Stock options exercised	$ 67	$ 0	67			0
Common shares repurchased, Shares		(13,806)
Common shares repurchased	(178)	$ 0	(60)			(118)
Balance at Dec. 31, 2016	$ 164,727	$ 122	$ 125,628	$ (3,168)	$ (341)	$ 43,167	$ (681)
Balance (in shares) at Dec. 31, 2016		12,212,904